Segment Disclosures (Details) - Schedule of information by operating segment - Spectrum Global Solutions, Inc. [Member] - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Segment Reporting Information [Line Items]
Net sales	$ 18,677,444	$ 25,496,071
Operating (loss) income	(4,304,782)	(3,490,021)
Interest expense	1,057,064	1,690,178
Depreciation and amortization	54,248	52,696
Total assets	4,327,392	5,660,929
Spectrum Global [Member]
Segment Reporting Information [Line Items]
Net sales
Operating (loss) income	(3,815,443)	(3,768,757)
Interest expense	878,050	1,208,441
Depreciation and amortization
Total assets	63,667	11,783
ADEX/AWS [Member]
Segment Reporting Information [Line Items]
Net sales	18,677,444	25,496,071
Operating (loss) income	(489,339)	278,736
Interest expense	179,014	481,737
Depreciation and amortization	54,248	52,696
Total assets	$ 4,263,725	$ 5,649,146